Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax expense/(benefit) at statutory rate	21.00%	21.00%
State tax, net of federal benefit	11.80%	6.40%
Non-taxable partnership income	(25.50%)	(15.40%)
Permanent differences	(9.20%)	0.10%
Research and development	(1.20%)	1.60%
Change in valuation allowance	3.10%	(13.70%)
Effective income tax rate	0.00%	0.00%